WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 38.8%
MIC Trust, 2023-MIC A	8.437%	11/5/28	$5,470,000	$5,592,841	(b)(c)
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	6.239%	7/20/35	189,114	159,091	(c)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	211,415	121,444
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. Term SOFR + 0.734%)	6.059%	6/25/45	110,448	110,054	(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.524%	11/17/38	5,826,851	5,700,674	(b)(c)
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.366%	1/18/36	688,929	679,886	(b)(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	8,474,563
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.870%	7/15/35	11,150,000	11,028,619	(b)(c)
BX, 2021-MFM1 A (1 mo. Term SOFR + 0.814%)	6.137%	1/15/34	2,298,786	2,264,439	(b)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.137%	9/15/36	22,570,000	21,917,655	(b)(c)
BX Commercial Mortgage Trust, 2021-XL2 A
(1 mo. Term SOFR + 0.803%)	6.126%	10/15/38	34,702,061	33,890,938	(b)(c)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	6.127%	10/15/36	35,380,000	34,585,616	(b)(c)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	2,758,598	(b)
BX Trust, 2021-ARIA A (1 mo. Term SOFR + 1.014%)	6.337%	10/15/36	19,205,000	18,678,328	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. Term SOFR + 0.794%)	6.137%	10/25/34	1,017,349	946,559	(b)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	148,365
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	96,800	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.069%	10/10/46	80,000	22,680	(c)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,566,004	(c)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	2,834,878	(b)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	3,968,044	3,769,693	(b)(c)
CSMC Trust, 2017-RPL1 M1	2.963%	7/25/57	20,370,000	15,913,125	(b)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	11,554,467	10,531,340	(b)(c)
CSMC Trust, 2017-RPL3 B2	4.521%	8/1/57	15,941,063	14,601,761	(b)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	8,503,246	(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	4,671,799	3,564,636	(b)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	11,852,966	11,246,686	(b)(c)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	8,131,102	6,852,189	(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	1

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	$6,226,453	$5,910,060	(b)(c)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.817%	10/25/66	18,655,377	18,553,259	(b)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	6.517%	7/15/38	8,154,139	8,067,500	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	571,702	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.734%	3/25/27	47,448,873	780,188	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	6,456,409	163,991	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.083%	5/25/29	5,766,396	237,467	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K118 X1, IO	1.050%	9/25/30	23,986,899	1,207,270	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.118%	10/25/30	54,114,872	2,870,199	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.970%	11/25/30	9,924,119	462,044	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K740 X1, IO	0.830%	9/25/27	35,352,025	840,487	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.636%	2/25/35	45,173,201	4,997,574	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.628%	5/25/35	29,733,817	3,489,100	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	40,201,373	4,100,649	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	11,741	12,051

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.511%	10/15/41	$120,910	$9,977	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	61,574	1,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	428,783	367,358
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,227,156	161,952
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	420,547	72,922
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	21,916,098	3,502,710
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.428%	10/25/33	25,300,000	25,394,602	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	773,052	43,806	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (30 Day Average SOFR + 3.814%)	9.143%	4/25/28	2,177,305	2,252,728	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.628%	8/25/33	15,110,211	15,236,598	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.843%	1/25/24	9,143,366	9,183,597	(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.878%	10/25/41	11,940,000	11,939,544	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,681,023
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	530,422	471,230
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.741%	9/25/29	34,037,866	958,275	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,562,103	10,225,367

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	3

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	$702,015	$658,184
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.512%	2/25/30	6,713,961	119,795	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.898%	2/25/30	12,071,926	402,110	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.843%	2/25/28	5,529,585	140,669	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.123%	2/25/28	30,028,903	1,027,139	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.837%	1/25/28	8,184,088	344,840	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.546%	9/25/34	2,717,513	169,861	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.116%	12/25/30	74,520,000	358,471	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.602%	12/25/33	36,801,777	2,645,146	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	180,558	182,537
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	750	756
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	8,580	7,604
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.157%	7/25/42	30,819	3,265	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	143,053	5,048
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.707%	12/25/42	258,219	27,055	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	53,422	53,829
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	125,928	20,992
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	403,958	69,519
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	360,518	15,021

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	$585,652	$23,020	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	963,595	518,322
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	8,341	1,775
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	5,494	1,079
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	2,876	566	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	3,018	647	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	4,859	782
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	7,098	1,525
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	26,538	4,428
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	42,771	1,451
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	45,967	7,005
FRESB Mortgage Trust, 2015-SB7 A10	2.950%	9/25/35	1,722,524	1,658,307	(c)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.357%	4/19/36	340,513	259,002	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.204%	1/20/40	1,668	8	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	18,321	2
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.889%	11/20/60	253,041	252,105	(c)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. Term SOFR + 0.614%)	5.939%	4/20/61	339,655	338,349	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.156%	4/16/42	1,328,269	163,202	(c)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.172%	6/16/54	14,046,159	18,049	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	5

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.146%	1/16/55	$52,108,628	$235,125	(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.190%	5/16/55	7,684,869	47,776	(c)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	384,747	68,588
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	523,181	94,860
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	212,497	40,234
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	889,414	30,324	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.739%	5/20/68	574,003	572,781	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,485,188	2,997,071
Government National Mortgage Association (GNMA), 2019-H01 FT (1 mo. Term SOFR + 0.514%)	5.839%	10/20/68	197,444	196,850	(c)
Government National Mortgage Association (GNMA), 2019-H08 FE (1 mo. Term SOFR + 0.764%)	6.089%	1/20/69	402,669	392,748	(c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	1,405,812	240,055
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	620,236	103,554
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	589,303	80,381
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	603,954	82,629
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	393,643	53,543
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	611,679	87,140
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,073,289	279,725
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.957%	10/16/60	87,174,470	5,607,890	(c)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.589%	5/20/70	$1,600,058	$1,589,370	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.689%	4/20/70	2,126,559	2,146,089	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.939%	7/20/70	441,630	429,022	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.889%	7/20/70	236,557	228,981	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.839%	8/20/70	2,079,309	2,049,411	(c)
GS Mortgage Securities Corp. Trust, 2021- ROSS C (1 mo. Term SOFR + 2.114%)	7.437%	5/15/26	2,894,000	2,014,284	(b)(c)
GS Mortgage Securities Corp. Trust, 2021- ROSS D (1 mo. Term SOFR + 2.614%)	7.937%	5/15/26	8,660,000	5,326,860	(b)(c)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,517,158	(c)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	12,824,401	(b)(c)
GS Mortgage-Backed Securities Trust, 2018- RPL1 A1A	3.750%	10/25/57	10,243,086	9,755,001	(b)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. Term SOFR + 0.854%)	6.197%	12/25/34	1,083,318	1,008,365	(c)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. Term SOFR + 0.854%)	6.197%	11/25/34	1,967,281	1,915,451	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.672%	7/15/47	700,000	532,570	(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,872,348	1,602,268	(b)(c)
JPMorgan Resecuritization Trust, 2014-6 1A2	0.061%	7/27/36	4,154,110	3,612,641	(b)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (6.250% to 8/25/24 then 7.250%)	6.250%	6/25/60	5,420,990	5,480,669	(b)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.816%	9/25/35	55,701	33,689	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	4.356%	3/25/36	298,721	179,139	(c)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	2,361,346	2,134,407	(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	7

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	$3,126,471	$2,888,634	(b)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	9,552,277	8,820,586	(b)(c)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	12,235,576	11,597,133	(b)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	4,933,335	4,014,094	(b)(c)
OPG Trust, 2021-PORT D (1 mo. Term SOFR + 1.245%)	6.568%	10/15/36	2,481,991	2,398,721	(b)(c)
PFP Ltd., 2021-8 A (1 mo. Term SOFR + 1.114%)	6.444%	8/9/37	1,496,830	1,476,376	(b)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	15,958,969	12,363,381	(b)(c)
RALI Trust, 2006-QO7 3A2 (1 mo. Term SOFR + 0.524%)	5.867%	9/25/46	261,741	242,820	(c)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	14,669	9,490
Residential Asset Securitization Trust, 2005- A15 1A4	5.750%	2/25/36	441,636	404,185
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.587%	5/15/38	9,120,000	8,326,408	(b)(c)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	6.027%	10/15/34	12,605,000	12,286,405	(b)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.816%	3/25/34	62,125	57,925	(c)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	7.079%	3/25/46	91,628	81,203	(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.600%	3/25/33	58,401	55,651	(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. Term SOFR + 1.114%)	6.457%	5/25/58	5,758,374	5,813,866	(b)(c)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,196,129	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. Term SOFR + 1.094%)	6.437%	11/25/34	3,943,044	3,579,140	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. Term SOFR + 0.754%)	6.097%	7/25/45	32,532	30,266	(c)
WFRBS Commercial Mortgage Trust, 2014- C24 B	4.204%	11/15/47	1,670,000	1,466,288	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $569,018,862)				518,528,840

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MORTGAGE-BACKED SECURITIES - 36.4%
FHLMC - 3.2%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$12,495	$12,850
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38-5/1/53	950,612	940,961
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/43	259,973	237,409
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48	153,438	150,199
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-4/1/51	3,471,544	2,752,190
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53	18,368,551	18,134,031	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/53	10,028,591	10,264,272	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.872%	11/1/47	1,154,169	1,098,946	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.098%	2/1/50	2,163,546	2,055,198	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.006%	11/1/48	5,787,547	5,415,804	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.106%	3/1/47	1,017,622	936,339	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	9,711	9,803
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	10,305	10,952
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	36,303	37,541
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	74,339	76,900
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	565,637	534,624

Total FHLMC				42,668,019

FNMA - 10.2%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,512,022	3,853,899
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/53	9,247,029	9,124,511
Federal National Mortgage Association (FNMA)	6.000%	11/1/37	14,992	15,488

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	9

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

FNMA - (continued)
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	$201,778	$210,937
Federal National Mortgage Association (FNMA)	5.000%	6/1/38-12/1/47	1,094,015	1,096,425
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	14,818	15,722
Federal National Mortgage Association (FNMA)	4.500%	6/1/42-8/1/58	6,088,232	5,741,401
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	4,313,720	4,030,964
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-11/1/48	7,408,116	6,525,055
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-3/1/52	16,973,589	13,390,978
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-9/1/61	11,003,120	8,923,875
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	50,000,000	50,355,762	(d)
Federal National Mortgage Association (FNMA)	2.500%	12/1/53	35,700,000	28,908,633	(e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	3,800,000	3,745,041	(e)

Total FNMA				135,938,691

GNMA - 23.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	30,004,018	26,177,097
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,815,406	3,480,484
Government National Mortgage Association (GNMA)	4.000%	3/15/50	63,613	58,668
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	519,302	542,029
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	47,259,280	45,163,234
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-9/20/52	5,990,007	5,911,344
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-12/20/52	31,933,217	28,907,491
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-6/20/52	63,597,406	59,172,920

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-3/20/52	$9,661,870	$8,392,048
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	13,544,170	10,817,889
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-12/20/51	50,283,014	41,562,150
Government National Mortgage Association (GNMA) II	5.500%	3/20/53- 8/20/53	4,113,848	4,089,817
Government National Mortgage Association (GNMA) II	5.000%	12/20/53- 1/20/54	15,600,000	15,153,860	(e)
Government National Mortgage Association (GNMA) II	5.500%	1/20/54	39,000,000	38,712,973	(e)
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	20,000,000	20,143,296	(e)

Total GNMA				308,285,300

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $512,208,971)				486,892,010

ASSET-BACKED SECURITIES - 14.7%
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.184%)	6.507%	8/15/34	3,000,000	2,953,713	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	6,654,000	5,953,959	(b)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	6.357%	3/25/37	300,310	292,578	(b)(c)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	11,889,692	10,958,775	(b)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.596%	8/19/38	5,042,847	4,907,195	(b)(c)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. Term SOFR + 0.614%)	5.957%	10/25/34	1,728,903	1,642,536	(c)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.117%	7/25/36	9,749	9,535	(b)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	219,118	189,959	(b)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	2,902,377	2,566,024	(b)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	7,747,218	5,992,631	(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.457%	7/15/39	3,880,000	3,831,789	(b)(c)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,484,700	6,876,616	(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,543,203	(b)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	8,312,780	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	11

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	$16,380,000	$14,549,795	(b)
Hertz Vehicle Financing LP, 2021-2A B	2.120%	12/27/27	8,690,000	7,710,268	(b)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.514%	2/15/39	4,360,000	4,259,764	(b)(c)
MASTR Asset-Backed Securities Trust, 2007- NCW A1 (1 mo. Term SOFR + 0.414%)	5.757%	5/25/37	3,979,217	3,301,877	(b)(c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.526%	10/16/36	3,558,575	3,521,613	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. Term SOFR + 0.294%)	5.637%	12/25/36	18,415	6,485	(c)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	8,951,054	8,254,075	(b)
Navient Student Loan Trust, 2017-2A A (30 Day Average SOFR + 1.164%)	6.493%	12/27/66	21,898,828	21,780,561	(b)(c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.043%	12/26/69	2,109,107	2,075,574	(b)(c)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	13,750,933	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.979%	4/15/37	189,703	176,657	(c)
RAAC Trust, 2006-SP1 M1 (1 mo. Term SOFR + 0.714%)	6.057%	9/25/45	521,167	502,911	(c)
Renaissance Home Equity Loan Trust, 2003-2 A	3.678%	8/25/33	590,570	526,509	(c)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. Term SOFR + 1.114%)	6.457%	9/25/37	163,401	137,364	(c)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. Term SOFR + 1.914%)	7.257%	9/25/37	715,407	601,363	(c)
Residential Funding Securities Corp., 2002- RP2 A1 (1 mo. Term SOFR + 1.614%)	6.957%	10/25/32	1,873	1,826	(b)(c)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	507,900	471,469
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.152%	12/17/68	6,827,313	6,677,172	(b)(c)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	10,949,637	10,124,171	(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	13,903,109	12,029,526	(b)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	8,500,000	7,767,310	(b)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	5,885,116	5,403,260	(b)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	7.124%	10/16/56	5,918,763	5,974,544	(b)(c)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp., 2004-SC1 A	8.288%	12/25/29	$6,706	$5,689	(b)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	45,009	44,796
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,113,434	2,443,949	(b)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	7,770,777	6,716,399	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $217,276,378)				196,847,153

CORPORATE BONDS & NOTES - 3.7%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	1,100,000	872,168
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,210,000	1,763,833
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,160,000	2,020,491

Total Diversified Telecommunication Services				4,656,492

Media - 0.4%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	900,000	728,494
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,890,000	2,244,077
Comcast Corp., Senior Notes	3.969%	11/1/47	1,460,000	1,149,471
Comcast Corp., Senior Notes	2.887%	11/1/51	1,170,000	737,690

Total Media				4,859,732

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	465,000	461,221	(b)
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,410,000	3,133,000

Total Wireless Telecommunication Services				3,594,221

TOTAL COMMUNICATION SERVICES				13,110,445

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,210,000	1,940,561
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,250,150

TOTAL ENERGY				7,190,711

FINANCIALS - 0.6%
Banks - 0.4%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	6.071%	12/18/23	200,000	149,124	(c)(f)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	13

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$800,000	$754,692	(c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,420,000	3,760,312	(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	880,000	757,835	(b)(c)

Total Banks				5,421,963

Capital Markets - 0.2%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	2,250,000	2,184,856

TOTAL FINANCIALS				7,606,819

INDUSTRIALS - 1.4%
Air Freight & Logistics - 1.4%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	18,233,636	(b)

MATERIALS - 0.2%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,916,888	(b)

Metals & Mining - 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,550,000	1,391,781

TOTAL MATERIALS				3,308,669

TOTAL CORPORATE BONDS & NOTES (Cost - $54,489,845)				49,450,280

SOVEREIGN BONDS - 0.7%
Mexico - 0.6%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	5,298,484
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	2,873,736

Total Mexico				8,172,220

Qatar - 0.1%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	1,677,928	(b)

TOTAL SOVEREIGN BONDS (Cost - $12,604,910)				9,850,148

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,365,598,966)				1,261,568,431

SHORT-TERM INVESTMENTS - 16.8%
U.S. TREASURY BILLS - 13.0%
U.S. Treasury Bills	4.703%	12/7/23	14,540,000	14,527,226	(g)
U.S. Treasury Bills	5.217%	12/19/23	36,320,000	36,224,233	(g)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY BILLS - (continued)
U.S. Treasury Bills	5.375%	1/9/24	$13,700,000	$13,621,834	(g)
U.S. Treasury Bills	5.414%	1/23/24	18,820,000	18,674,156	(g)
U.S. Treasury Bills	5.437%	1/30/24	34,550,000	34,246,501	(g)
U.S. Treasury Bills	5.442%	2/22/24	35,930,000	35,495,636	(g)
U.S. Treasury Bills	5.418%	5/16/24	22,060,000	21,532,128	(g)

TOTAL U.S. TREASURY BILLS (Cost - $174,301,128)				174,321,714

REPURCHASE AGREEMENTS - 1.9%
Goldman Sachs & Co. repurchase agreement dated 11/30/23; Proceeds at maturity - $25,003,660; (Fully collateralized by U.S. government obligations, 2.375% due 5/15/51; Market value - $25,000,000) (Cost - $25,000,000)	5.270%	12/1/23	25,000,000	25,000,000

U.S. GOVERNMENT AGENCIES - 1.1%
Federal Home Loan Bank (FHLB), Discount Notes	5.164%	1/2/24	4,560,000	4,539,345	(g)
Federal Home Loan Bank (FHLB), Discount Notes	5.238%	1/29/24	4,560,000	4,521,991	(g)
Federal Home Loan Bank (FHLB), Discount Notes	4.980%	8/14/24	5,440,000	5,256,783	(g)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $14,301,187)				14,318,119

			SHARES
OVERNIGHT DEPOSITS - 0.8%
BNY Mellon Cash Reserve Fund (Cost - $11,198,060)	2.250%		11,198,060	11,198,060	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $224,800,375)				224,837,893

TOTAL INVESTMENTS - 111.1% (cost - $1,590,399,341)				1,486,406,324
Liabilities in Excess of Other Assets - (11.1)%				(148,073,537)

TOTAL NET ASSETS - 100.0%				$1,338,332,787

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	15

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2023, the Fund held TBA securities with a total cost of $104,812,325.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Rate shown represents yield-to-maturity.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
GTD	— Guaranteed
IBOR	— Interbank Offered Rate
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,068	3/24	$421,452,617	$422,825,220	$1,372,603
U.S. Treasury 5-Year Notes	14,022	3/24	1,490,974,647	1,498,272,574	7,297,927
U.S. Treasury 10-Year Notes	265	3/24	28,913,147	29,096,173	183,026
U.S. Treasury Long- Term Bonds	38	3/24	4,387,018	4,424,625	37,607

					8,891,163

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	19	3/24	$2,141,342	$2,156,797	$(15,455)
U.S. Treasury Ultra Long-Term Bonds	301	3/24	36,321,715	37,023,000	(701,285)

					(716,740)

Net unrealized appreciation on open futures contracts					$8,174,423

At November 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
	$338,333,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$(25,783)	—	$(25,783)
	599,710,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(1,453,052)	$(104,243)	(1,348,809)

Total	$938,043,000				$(1,478,835)	$(104,243)	$(1,374,592)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.41 Index	$153,924,400	12/20/28	1.000% quarterly	$2,584,811	$1,962,565	$622,246

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Quarterly Report	17

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily SOFR Compound	5.320%
Daily U.S. Federal Funds	5.330%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023). FTFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange

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Notes to Schedule of Investments (unaudited) (continued)

or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$518,528,840	—	$518,528,840
Mortgage-Backed Securities	—	486,892,010	—	486,892,010
Asset-Backed Securities	—	196,847,153	—	196,847,153
Corporate Bonds & Notes	—	49,450,280	—	49,450,280
Sovereign Bonds	—	9,850,148	—	9,850,148

Total Long-Term Investments	—	1,261,568,431	—	1,261,568,431

Short-Term Investments†:
U.S. Treasury Bills	—	174,321,714	—	174,321,714
Repurchase Agreements	—	25,000,000	—	25,000,000
U.S. Government Agencies	—	14,318,119	—	14,318,119
Overnight Deposits	—	11,198,060	—	11,198,060

Total Short-Term Investments	—	224,837,893	—	224,837,893

Total Investments	—	$1,486,406,324	—	$1,486,406,324

Other Financial Instruments:
Futures Contracts††	$8,891,163	—	—	$8,891,163
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$622,246	—	622,246

Total Other Financial Instruments	$8,891,163	$622,246	—	$9,513,409

Total	$8,891,163	$1,487,028,570	—	$1,495,919,733

21

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$716,740	—	—	$716,740
Centrally Cleared Interest Rate Swaps††	—	$1,374,592	—	1,374,592

Total	$716,740	$1,374,592	—	$2,091,332

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

22